Details of Selected Balance Sheet Accounts - Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred lease liabilities	$ 11,465	$ 12,811
Other	429	1,115
Total	$ 11,894	$ 13,926